Finance Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2020
Finance Income and Expenses
Schedule of finance income and expenses

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019
(DKK million)

Financial income:
Interest and other financial income	83	45
Realized and unrealized gains on marketable securities, net	—	27
Realized and unrealized exchange rate gains, net	36	26

Total financial income	119	98

Financial expenses:
Interest and other financial expenses	4	4
Realized and unrealized losses on marketable securities, net	1	—

Total financial expenses	5	4

Net financial items	114	94